UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10609

Investment Company Act File Number

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.1%

Security	Shares	Value
Banks — 2.2%
Umpqua Holdings Corp.	6,369,638	$98,538,300
Westamerica Bancorporation(1)	1,433,011	70,590,122

		$169,128,422

Capital Markets — 6.2%
Affiliated Managers Group, Inc.(2)	1,343,738	$189,157,998
Artisan Partners Asset Management, Inc., Class A	1,326,774	36,725,105
SEI Investments Co.	5,004,848	240,783,237

		$466,666,340

Chemicals — 1.2%
RPM International, Inc.	1,845,866	$92,201,007

		$92,201,007

Commercial Services & Supplies — 1.3%
Copart, Inc.(2)	1,996,589	$97,852,827

		$97,852,827

Containers & Packaging — 2.0%
AptarGroup, Inc.	1,946,783	$154,048,939

		$154,048,939

Diversified Consumer Services — 1.6%
ServiceMaster Global Holdings, Inc.(2)	2,960,280	$117,819,144

		$117,819,144

Diversified Financial Services — 4.2%
FactSet Research Systems, Inc.	932,778	$150,569,025
Morningstar, Inc.	2,017,227	164,968,824

		$315,537,849

Electrical Equipment — 2.7%
Acuity Brands, Inc.	831,237	$206,113,526

		$206,113,526

Electronic Equipment, Instruments & Components — 3.2%
CDW Corp.	3,655,443	$146,510,155
FLIR Systems, Inc.	3,059,140	94,680,383

		$241,190,538

Energy Equipment & Services — 1.1%
Dril-Quip, Inc.(2)	506,695	$29,606,189
Oceaneering International, Inc.	1,722,398	51,430,804

		$81,036,993

Health Care Equipment & Supplies — 10.4%
Dentsply Sirona, Inc.	4,155,202	$257,788,732
IDEXX Laboratories, Inc.(2)	2,001,710	185,878,791
Teleflex, Inc.	1,419,162	251,631,614
Varian Medical Systems, Inc.(2)	1,132,890	93,157,545

		$788,456,682

Security	Shares	Value
Health Care Providers & Services — 2.2%
Henry Schein, Inc.(2)	950,017	$167,963,006

		$167,963,006

Hotels, Restaurants & Leisure — 2.0%
Aramark	4,510,995	$150,757,453

		$150,757,453

Household Products — 1.4%
Church & Dwight Co., Inc.	1,050,309	$108,066,293

		$108,066,293

Industrial Conglomerates — 2.6%
Carlisle Cos., Inc.	1,858,532	$196,409,662

		$196,409,662

Insurance — 5.7%
Markel Corp.(2)	346,269	$329,918,178
WR Berkley Corp.	1,682,803	100,833,555

		$430,751,733

IT Services — 7.3%
Broadridge Financial Solutions, Inc.	2,085,531	$135,976,621
Gartner, Inc.(2)	1,339,694	130,499,593
Jack Henry & Associates, Inc.	2,037,494	177,812,101
WEX, Inc.(2)	1,223,538	108,491,114

		$552,779,429

Life Sciences Tools & Services — 4.5%
Bio-Rad Laboratories, Inc., Class A(2)	1,196,169	$171,076,091
Bio-Techne Corp.	704,994	79,502,173
Mettler-Toledo International, Inc.(2)	245,961	89,756,088

		$340,334,352

Machinery — 7.2%
CLARCOR, Inc.(1)	2,502,134	$152,204,811
Donaldson Co., Inc.	2,950,790	101,389,144
Graco, Inc.	1,420,117	112,175,042
IDEX Corp.	2,153,807	176,827,555

		$542,596,552

Marine — 1.9%
Kirby Corp.(2)	2,264,560	$141,285,898

		$141,285,898

Professional Services — 2.8%
Equifax, Inc.	1,675,385	$215,119,434

		$215,119,434

Real Estate Management & Development — 1.2%
Jones Lang LaSalle, Inc.	963,337	$93,877,191

		$93,877,191

Road & Rail — 4.1%
J.B. Hunt Transport Services, Inc.	2,387,242	$193,199,495
Landstar System, Inc.	1,729,214	118,727,833

		$311,927,328

Security	Shares	Value
Software — 11.0%
ANSYS, Inc.(2)	3,165,497	$287,268,853
Blackbaud, Inc.(1)	2,878,519	195,451,440
Fair Isaac Corp.(1)	1,816,852	205,322,445
Manhattan Associates, Inc.(2)	2,284,065	146,477,088

		$834,519,826

Specialty Retail — 3.6%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$275,454,795

		$275,454,795

Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.	1,982,366	$114,065,340

		$114,065,340

Total Common Stocks (identified cost $4,867,382,471)		$7,205,960,559

Short-Term Investments — 5.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$411,170	$411,170,092

Total Short-Term Investments (identified cost $411,170,092)		$411,170,092

Total Investments — 100.5% (identified cost $5,278,552,563)		$7,617,130,651

Other Assets, Less Liabilities — (0.5)%		$(40,704,319)

Net Assets — 100.0%		$7,576,426,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2016 was $1,129,686.

The Portfolio did not have any open financial instruments at June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,282,688,154

Gross unrealized appreciation	$2,413,852,145
Gross unrealized depreciation	(79,409,648)

Net unrealized appreciation	$2,334,442,497

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended June 30, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Realized gain (loss)
Blackbaud, Inc.	2,632,033	269,520	(23,034)	2,878,519	$195,451,440		$942,004	$1,078,188
CLARCOR, Inc.	2,033,677	489,483	(21,026)	2,502,134	152,204,811		1,495,316	128,162
Fair Isaac Corp.	2,065,007	63,413	(311,568)	1,816,852	205,322,445		122,232	15,802,549
Morningstar, Inc.	2,824,466	—	(807,239)	2,017,227	—	(1)	1,425,599	5,414,742
Sally Beauty Holdings, Inc.	7,644,097	1,789,072	(67,144)	9,366,025	275,454,795		—	1,468,515
Westamerica Bancorporation	—	1,440,989	(7,978)	1,433,011	70,590,122		1,117,749	2

					$899,023,613		$5,102,900	$23,892,158

(1)	Company is no longer an affiliate as of June 30, 2016.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$7,205,960,559	*	$—	$—	$7,205,960,559
Short-Term Investments	—		411,170,092	—	411,170,092
Total Investments	$7,205,960,559		$411,170,092	$—	$7,617,130,651

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016